Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Derivative [Line Items]
Gross fair value of derivative assets	¥ 23,889	¥ 18,363
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	20,225	15,296
Impact of master netting agreements	(17,133)	(12,885)
Impact of collateral	(2,394)	(1,855)
Net exposure to credit risk	¥ 698	¥ 556